United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: Quarter ended 06/30/17

Item 1.	Schedule of Investments

Federated Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$224,180		FHLMC ARM 1H2662, 3.159%, 5/01/2036	$238,194
139,575		FHLMC ARM 781523, 3.007%, 5/01/2034	146,283
240,435		FHLMC ARM 848194, 3.359%, 8/01/2035	252,461
156,753		FHLMC ARM 848746, 3.566%, 7/01/2034	164,778
		TOTAL	801,716
		Federal National Mortgage Association ARM—0.0%
77,422		FNMA ARM 745059, 2.964%, 9/01/2035	80,658
67,316		FNMA ARM 810320, 3.014%, 4/01/2034	71,483
147,701		FNMA ARM 881959, 3.210%, 2/01/2036	152,623
		TOTAL	304,764
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,109,982)	1,106,480
		CORPORATE BONDS—25.4%
		Aerospace/Defense—0.3%
2,805,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	3,057,450
		Automotive—2.6%
3,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.522%, 2/14/2020	3,013,341
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.702%, 5/5/2020	2,004,588
3,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.929%, 1/6/2020	3,015,651
2,000,000		Ford Motor Credit Co. LLC, Floating Rate Note—Sr. Note, 1.793%, 12/6/2017	2,001,766
3,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.155%, 1/9/2020	3,022,320
2,145,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.565%, 3/28/2022	2,160,607
1,225,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,234,188
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.515%, 4/10/2018	1,007,430
2,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.569%, 10/4/2019	2,023,078
1,820,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.708%, 1/14/2022	1,856,971
500,000	[1,2]	Schaeffler Verwaltung ZW, Series 144A, 4.125%, 9/15/2021	510,625
2,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.848%, 1/11/2022	2,028,810
		TOTAL	23,879,375
		Banking—0.4%
3,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	3,390,750
		Cable Satellite—1.0%
4,000,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	4,215,000
5,000,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	5,318,750
		TOTAL	9,533,750
		Chemicals—0.3%
3,000,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,112,500
		Communications - Media & Entertainment—0.3%
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.413%, 6/5/2020	3,002,523
		Finance Companies—1.7%
600,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	638,101
1,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	1,042,140
1,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.25%, 7/1/2020	1,047,366
3,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,218,415
3,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 1.918%, 3/3/2022	3,022,350

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance Companies—continued
$3,000,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	$3,060,000
975,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	1,035,938
2,250,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	2,360,407
		TOTAL	15,424,717
		Financial Institutions—6.0%
2,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.949%, 4/1/2022	2,013,912
1,000,000		Bank of America Corp., Floating Rate Note—Sr. Note, 2.198%, 1/15/2019	1,012,779
3,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.156%, 4/24/2023	3,013,062
950,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.169%, 4/1/2019	959,004
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.316%, 1/20/2023	2,023,364
2,000,000		Branch Banking & Trust Co., Sr. Unsecd. Note, 1.608%, 1/15/2020	2,006,446
2,310,000		Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.322%, 1/30/2023	2,324,821
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.632%, 9/1/2023	2,038,608
2,120,000		Citizens Bank NA, Sr. Unsecd. Note, 1.75%, 3/2/2020	2,122,529
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.023%, 12/27/2020	3,006,219
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.268%, 6/5/2023	3,003,987
3,920,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.277%, 4/26/2022	3,951,948
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.352%, 11/15/2021	2,019,524
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.058%, 4/25/2023	2,002,930
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.158%, 1/15/2023	2,013,666
3,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.790%, 5/18/2022	3,000,843
4,900,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.842%, 12/1/2021	4,844,875
3,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.419%, 5/8/2024	3,017,940
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.553%, 10/24/2023	2,036,234
2,000,000		SunTrust Bank, Sr. Unsecd. Note, 1.680%, 1/31/2020	2,013,528
2,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.112%, 2/11/2022	2,017,964
2,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.263%, 1/24/2023	2,022,482
2,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.402%, 10/31/2023	2,037,020
		TOTAL	54,503,685
		Food & Beverage—0.6%
2,000,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 1.782%, 10/28/2019	2,008,744
3,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.537%, 5/2/2022	3,021,228
		TOTAL	5,029,972
		Gaming—0.3%
2,775,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	2,823,563
		Health Care—2.5%
1,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	1,037,500
2,000,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	1,905,000
3,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.222%, 6/6/2022	3,008,928
1,000,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,016,250
1,975,000		Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,985,863
3,650,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	3,504,000
3,575,000	[1,2]	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	3,673,312
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,130,000
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.00%, 3/1/2019	1,050,360
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	1,040,000
2,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,005,000
		TOTAL	22,356,213

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—2.1%
$2,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	$2,035,000
2,000,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,935,000
438,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	464,827
2,000,000		Chevron Corp., Sr. Unsecd. Note, 1.698%, 3/3/2022	2,011,518
2,000,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	1,955,000
2,000,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,975,000
2,000,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,092,500
3,000,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,810,625
4,100,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	4,074,375
		TOTAL	19,353,845
		Insurance - P&C—0.7%
2,550,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,559,562
1,000,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,045,000
2,900,000	[1,2]	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,947,125
		TOTAL	6,551,687
		Lodging—0.2%
2,000,000	[1,2]	Viking Cruises Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 10/15/2022	2,107,500
		Metals & Mining—0.2%
1,650,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	1,643,813
		Midstream—0.2%
2,000,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	2,085,000
		Oil Field Services—0.2%
600,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	607,500
1,000,000		Weatherford Bermuda, Sr. Unsecd. Note, 7.75%, 6/15/2021	1,008,750
		TOTAL	1,616,250
		Packaging—1.1%
1,000,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,038,750
4,000,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, Series 144A, 4.25%, 9/15/2022	4,116,000
2,000,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,105,000
2,000,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Term Loan—1st Lien, Series 144A, 4.658%, 7/15/2021	2,037,500
1,000,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,050,000
		TOTAL	10,347,250
		Pharmaceuticals—2.2%
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 2.308%, 3/12/2018	1,005,472
2,075,000	[1,2]	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,139,844
3,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	2,520,000
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2022	904,800
4,000,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	4,225,000
725,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	709,594
5,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 8/1/2022	4,725,000
2,000,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2020	1,947,500
1,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 6.50%, 3/15/2022	1,839,687
		TOTAL	20,016,897
		Retailers—0.1%
1,000,000		Penney (J.C.) Co., Inc., 5.65%, 6/1/2020	987,500
		Technology—0.8%
3,000,000		Apple, Inc., Sr. Unsecd. Note, 1.680%, 2/9/2022	3,032,457
1,300,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	1,371,575

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,000,000		IBM Corp., Sr. Unsecd. Note, 1.400%, 1/27/2020	$3,012,387
		TOTAL	7,416,419
		Utility - Electric—0.5%
4,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.25%, 7/15/2022	4,125,000
		Wireless Communications—1.1%
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 2.226%, 6/30/2020	2,027,048
3,000,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	2,887,500
2,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.037%, 6/17/2019	2,015,504
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.992%, 9/14/2018	417,492
2,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series 2.250%, 3/16/2022	2,531,040
		TOTAL	9,878,584
		TOTAL CORPORATE BONDS (IDENTIFIED COST $228,570,731)	232,244,243
		ASSET-BACKED SECURITIES—5.1%
		Auto Receivables—1.0%
5,000,000		Ally Master Owner Trust 2014-5, Class A1, 1.649%, 10/15/2019	5,004,154
1,593,812		AmeriCredit Automobile Receivables Trust 2016-1, Class A2B, 1.839%, 6/10/2019	1,594,937
2,021,122	[1,2]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.159%, 6/15/2028	2,030,880
		TOTAL	8,629,971
		Credit Card—3.9%
5,000,000		American Express Credit Account Master 2013-1, Class A, 1.579%, 2/16/2021	5,018,602
1,500,000		American Express Credit Account Master 2013-1, Class B, 1.859%, 2/16/2021	1,505,960
2,500,000		American Express Credit Account Master Trust 2008-2, Class A, 2.419%, 9/15/2020	2,518,437
5,000,000		American Express Credit Account Master Trust 2014-1, Class A, 1.529%, 12/15/2021	5,022,375
6,000,000		Bank of America Credit Card 2016-A1, Class A, 1.549%, 10/15/2021	6,032,435
3,000,000	[1,2]	Cards II Trust, Class A, 1.859%, 7/15/2021	3,013,378
10,000,000		Chase Issuance Trust 2013-A9, Class A, 1.579%, 11/16/2020	10,043,855
2,800,000	[1,2]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.879%, 4/15/2020	2,812,267
		TOTAL	35,967,309
		Student Loans—0.2%
1,608,596	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 2.559%, 10/15/2031	1,630,090
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $46,142,616)	46,227,370
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.6%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.051%, 7/15/2046	605,562
		Federal Home Loan Mortgage Corporation—1.0%
1,852,856		REMIC 2976 KJ, 1.509%, 5/15/2035	1,853,553
357,279		REMIC 3122 FE, 1.459%, 3/15/2036	356,861
912,723		REMIC 3241 FM, 1.539%, 11/15/2036	913,601
1,656,044		REMIC 3922 CF, 1.559%, 4/15/2041	1,656,740
5,028,413		REMIC 4097 KF, 1.459%, 9/15/2031	5,032,227
		TOTAL	9,812,982
		Federal National Mortgage Association—1.4%
677,517		REMIC 2006-111 FA, 1.596%, 11/25/2036	678,547
3,355,409		REMIC 2006-85 PF, 1.596%, 9/25/2036	3,367,880
1,119,104		REMIC 2006-99 AF, 1.636%, 10/25/2036	1,122,684
218,814		REMIC 2010-134 BF, 1.646%, 10/25/2040	219,265
405,741		REMIC 2010-135 FP, 1.616%, 12/25/2040	406,642
1,074,782		REMIC 2012-135 FA, 1.516%, 11/25/2039	1,074,092

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,807,987		REMIC 2012-79 F, 1.666%, 7/25/2042	$1,812,343
3,938,191		REMIC 2014-73 FA, 1.566%, 11/25/2044	3,943,214
		TOTAL	12,624,667
		Non-Agency Mortgage—0.1%
896,282	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.882%, 2/15/2058	899,472
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $23,961,299)	23,942,683
		FLOATING RATE LOANS—3.5%
		Cable Satellite—1.1%
5,277,211		Charter Communications Operating LLC, Term Loan—1st Lien, 3.23%, 1/3/2021	5,298,109
987,500		Charter Communications Operating LLC, Term Loan—1st Lien, 3.48%, 1/15/2024	992,023
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 3.91%, 1/31/2025	3,505,250
		TOTAL	9,795,382
		Chemicals—0.0%
241,250		Oxea sarl, Term Loan—1st Lien, 4.48%, 1/15/2020	238,687
		Consumer Products—0.1%
353,786		Water PIK, Inc., Term Loan—2nd Lien, 10.05%, 1/1/2021	355,555
		Food & Beverage—0.3%
2,992,500		Aramark Services, Inc., Term Loan—1st Lien, 3.23%, 3/28/2024	3,015,886
		Gaming—0.4%
916,405		Las Vegas Sands Corp., Term Loan—1st Lien, 3.23%, 3/29/2024	918,756
480,000		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 4.05%, 5/14/2020	481,802
1,250,000		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 3.25%, 6/21/2024	1,254,062
1,176,740		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 3.23%, 10/21/2017	1,179,976
		TOTAL	3,834,596
		Health Care—0.0%
247,505		HCA, Inc., Term Loan—1st Lien, 3.23%, 3/17/2023	248,446
		Industrial - Other—0.0%
277,142		Hillman Group, Inc., Term Loan—1st Lien, 4.80%, 6/30/2021	279,222
		Lodging—0.4%
3,274,549		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.22%, 10/25/2023	3,287,745
		Media Entertainment—0.1%
995,000		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.10%, 10/4/2023	997,602
		Packaging—0.2%
1,893,088		SIG Combibloc, Term Loan—1st Lien, 4.24%, 3/13/2022	1,908,830
		Restaurants—0.2%
1,488,769		KFC Holding Co., Term Loan—1st Lien, 3.31%, 6/16/2023	1,496,399
		Technology—0.6%
1,642,135		DELL International LLC, Term Loan—1st Lien, 3.73%, 9/7/2023	1,650,000
995,000		Leidos Innovations Corp., Term Loan—1st Lien, 3.50%, 8/16/2023	1,001,717
2,797,097		Sensata Technologies B.V., Term Loan—1st Lien, 3.38%, 10/14/2021	2,820,425
		TOTAL	5,472,142
		Utility - Electric—0.1%
995,000		Dayton Power & Light Co., Term Loan—1st Lien, 4.48%, 8/24/2022	1,011,169
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $31,669,592)	31,941,661

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—63.0%[3]
47,764,028	Federated Bank Loan Core Fund	$483,371,963
13,897,562	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[4]	13,900,342
8,696,640	Federated Project and Trade Finance Core Fund	79,835,153
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $581,581,167)	577,107,458
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $913,035,387)[5]	912,569,895
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	2,934,558
	TOTAL NET ASSETS—100%	$915,504,453
At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
7U.S. Treasury Note 5-Year Short Futures	160	$18,853,750	September 2017	$41,249
7U.S. Treasury Note 10-Year Short Futures	300	$37,659,375	September 2017	$109,231
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$150,480
The average notional value of short futures contracts held by the Fund throughout the period was $56,549,453. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $95,460,429, which represented 10.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $95,460,429, which represented 10.4% of total net assets.
3	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended June 30, 2017, were as follows:
	Balance of Shares Held 3/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Bank Loan Core Fund	45,109,064	2,950,531	(295,567)	47,764,028	$483,371,963	$5,939,219
Federated Institutional Prime Value Obligations Fund, Institutional Shares	22,438,967	71,296,761	(79,838,166)	13,897,562	$13,900,342	$34,756
Federated Project and Trade Finance Core Fund	8,696,640	—	—	8,696,640	$79,835,153	$858,220
TOTAL OF AFFILIATED TRANSACTIONS	76,244,671	74,247,292	(80,133,733)	70,358,230	$577,107,458	$6,832,195
4	7-day net yield.
5	At June 30, 2017, the cost of investments for federal tax purposes was $913,035,387. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $465,492. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,818,450 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,283,942.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.
The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,106,480	$—	$1,106,480
Corporate Bonds	—	232,244,243	—	232,244,243
Asset-Backed Securities	—	46,227,370	—	46,227,370
Collateralized Mortgage Obligations	—	23,942,683	—	23,942,683
Floating Rate Loans	—	31,941,661	—	31,941,661
Investment Companies[1]	13,900,342	—	—	577,107,458
TOTAL SECURITIES	$13,900,342	$335,462,437	$—	$912,569,895
Other Financial Instruments[2]
Assets	$150,480	$—	$—	$150,480
TOTAL OTHER FINANCIAL INSTRUMENTS	$150,480	$—	$—	$150,480
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $563,207,116 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit

Federated Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—87.6%
		Federal Home Loan Mortgage Corporation—36.9%
$49,795,100	[1]	3.000%, 8/1/2043 - 7/1/2047	$49,768,508
28,781,837	[1]	3.500%, 4/1/2042 - 7/1/2047	29,675,709
9,271,791		4.000%, 8/1/2025 - 1/1/2042	9,793,446
11,050,306		4.500%, 2/1/2024 - 9/1/2041	11,921,212
6,137,316		5.000%, 7/1/2020 - 10/1/2039	6,709,862
6,777,787		5.500%, 3/1/2021 - 9/1/2037	7,531,550
45,927		6.000%, 2/1/2032	51,855
461,363		6.500%, 10/1/2037 - 10/1/2038	530,366
307,032		7.000%, 12/1/2031	360,639
348,360		7.500%, 1/1/2021 - 8/1/2031	407,964
		TOTAL	116,751,111
		Federal National Mortgage Association—40.0%
12,605,085	[2]	2.500%, 5/1/2028 - 3/1/2031	12,705,003
3,659,628		3.000%, 6/1/2031	3,760,142
34,604,819		3.500%, 12/1/2040 - 2/1/2047	35,781,809
33,156,535		4.000%, 12/1/2031 - 6/1/2044	35,113,815
11,881,813		4.500%, 12/1/2019 - 6/1/2044	12,790,211
7,034,768		5.000%, 1/1/2024 - 1/1/2040	7,698,029
1,803,017		5.500%, 9/1/2034 - 9/1/2037	2,007,254
12,565,066		6.000%, 10/1/2028 - 4/1/2038	14,334,195
1,608,089		6.500%, 5/1/2031 - 8/1/2037	1,850,117
332,139		7.000%, 8/1/2028 - 1/1/2032	384,889
1,167		7.500%, 1/1/2030	1,380
		TOTAL	126,426,844
		Government National Mortgage Association—10.7%
7,681,780		3.000%, 7/20/2045 - 12/20/2046	7,770,674
21,424,550	[2]	3.500%, 12/15/2040 - 6/20/2046	22,255,029
2,131,661		5.000%, 11/20/2038 - 9/20/2039	2,327,074
408,002		5.500%, 12/20/2038	454,571
329,655		6.000%, 9/20/2038	374,523
559,825		7.500%, 12/15/2023 - 7/15/2030	656,570
82,895		8.250%, 10/15/2030	101,880
		TOTAL	33,940,321
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $268,909,333)	277,118,276
		ASSET-BACKED SECURITIES—4.4%
		Auto Receivables—3.2%
2,677,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	2,704,149
4,570,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,627,690
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,954,275
		TOTAL	10,286,114
		Other—1.2%
1,041,736	[3,4]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,056,254
1,550,616	[3,4]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	1,565,563
1

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$1,048,812	[3,4]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	$1,057,628
		TOTAL	3,679,445
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,784,401)	13,965,559
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.3%
		Non-Agency Mortgage-Backed Securities—3.3%
294,025		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	231,069
868,976	[3,4]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	886,483
2,157,163	[3,4]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	2,200,772
116,671	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	92,237
357,944		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	361,554
2,071,732		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,021,886
1,283,149	[3,4]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,317,473
3,237,350	[3,4]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	3,302,915
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,473,737)	10,414,389
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%
		Agency Commercial Mortgage-Backed Securities—1.8%
5,591,786		FHLMC REMIC K060 A1, 2.958%, 7/25/2026	5,723,656
		Non-Agency Commercial Mortgage-Backed Securities—0.7%
2,240,000	[3,4]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.559%, 11/15/2033	2,256,779
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,943,487)	7,980,435
		U.S. TREASURY—0.6%
		U.S. Treasury Notes—0.6%
2,000,000		1.500%, 8/15/2026 (IDENTIFIED COST $1,877,768)	1,871,491
		INVESTMENT COMPANY—5.4%
16,983,360	[5]	Federated Government Obligations Fund, Premier Shares, 0.85%[6] (IDENTIFIED COST $16,983,360)	16,983,360
		TOTAL INVESTMENTS—103.8% (IDENTIFIED COST $319,972,086)[7]	328,333,510
		OTHER ASSETS AND LIABILITIES – NET—(3.8)%[8]	(11,965,797)
		TOTAL NET ASSETS—100%	$316,367,713
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $13,736,104, which represented 4.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $13,643,867, which represented 4.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$102,269	$92,237
5	Affiliated holding.
2

Transactions involving the affiliated holdings during the period ended June 30, 2017, were as follows:
	Balance of Shares Held 3/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Government Obligations Fund, Premier Shares	9,679,678	24,286,990	(16,983,308)	16,983,360	$16,983,360	$20,000
6	7-day net yield.
7	At June 30, 2017, the cost of investments for federal tax purposes was $319,972,086. The net unrealized appreciation of investments for federal tax purposes was $8,361,424. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,099,982 and net unrealized depreciation from investments for those securities having an excess of cost over value of $738,558.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.
The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
3

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$277,118,276	$—	$277,118,276
Asset-Backed Securities	—	13,965,559	—	13,965,559
Collateralized Mortgage Obligations	—	10,414,389	—	10,414,389
Commercial Mortgage-Backed Securities	—	7,980,435	—	7,980,435
U.S. Treasury	—	1,871,491	—	1,871,491
Investment Companies	16,983,360	—	—	16,983,360
TOTAL SECURITIES	$16,983,360	$311,350,150	$—	$328,333,510
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017